Equity - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities (Details) - Pilgrim’s Pride Corporation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities [Line Items]
Net Revenue	$ 17,878,291	$ 17,362,217	$ 17,468,377
Net Income	1,087,200	322,317	746,538
Net cash provided by operating activities	1,990,100	677,877	669,863
Total assets	10,650,576	9,810,361	9,255,769
Total liabilities	6,397,180	6,465,784	6,402,493
Total equity	$ 4,253,396	$ 3,344,577	$ 2,853,276